Summary of Significant Accounting Policies - Revenue by geographic area (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disaggregation of Revenue
Number of operating segments | segment			1
Total revenue	$ 61,412	$ 50,438	$ 242,898	$ 201,562	$ 172,539
Property and equipment, net	11,029		11,183	5,630
United States
Disaggregation of Revenue
Total revenue	43,029	38,231	188,283	154,609	130,135
Property and equipment, net			10,015	4,388
International
Disaggregation of Revenue
Total revenue	$ 18,383	$ 12,207	54,615	46,953	$ 42,404
Property and equipment, net			$ 1,168	$ 1,242